Shareholders’ Equity - Schedule of Common Shares Issued and Outstanding (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares
Increase (Decrease) in Stockholders' Equity
Shares issued for cash on exercise of options (in shares) | shares	1,262,795		774,739
Balance, beginning of year	$ 6,949
Balance at end of year	$ 7,456		$ 6,949
Dividend, common stock declared (in dollars per share) | $ / shares		$ 1.06		$ 1.00
Common stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares) | shares	280,269,038		279,494,299
Shares issued for cash on exercise of options (in shares) | shares	1,262,795		774,739
Ending balance (in shares) | shares	281,531,833		280,269,038
Balance, beginning of year	$ 6,735		$ 6,723
Shares issued for cash on exercise of options	28		15
Deferred taxes on share issuance cost	(2)		(3)
Balance at end of year	$ 6,761		$ 6,735